COMMITMENTS AND CONTINGENCIES - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail) ¥ in Thousands	Sep. 30, 2021 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2022	¥ 559,843
2023	409,420
2024	222,260
2025	89,834
2026	44,175
Thereafter	4,995
Total	¥ 1,330,527